Financial Risk Management Objective and Policies	12 Months Ended
Dec. 31, 2025
Financial Risk Management Objective and Policies [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVE AND POLICIES
27	FINANCIAL RISK MANAGEMENT OBJECTIVE AND POLICIES

The Group’s principal financial liabilities comprise of convertible note liability, lease liabilities, due to related parties, bank overdrafts and trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group’s principal financial assets include trade and other receivables, contract assets, due from related parties and cash and cash equivalents that derive directly from its operations.

The main risks arising from the Group’s financial instruments are market risk, liquidity risk and credit risk. The Board of Directors reviews and agrees policies for managing each of these risks which are summarised below:

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. The sensitivity analyses in the following sections relate to the position as at December 31, 2025 and 2024.

Interest rate risk

The Group is not exposed to any significant interest rate risk, all convertible notes have fixed interest rates.

Credit risk

The Group seeks to limit its credit risk with respect of customers by setting credit limits and monitoring outstanding receivables and maintaining positive cash flows.

With respect to credit risk arising from other financial assets of the Group, which comprise of bank balances, contract assets and trade receivables, the Group’s exposure to credit risk arises from default of the counterparty, with the maximum exposure equal to the carrying amount of these instruments. The Group seeks to limit its credit risk to banks by only dealing with reputable banks and financial institutions.

Foreign currency risk

Foreign currency risk comprises of transaction and statement of financial position risk. Transaction risk relates to the Group’s cash flow being adversely affected by a change in the exchange rates of foreign currencies against US Dollars. The consolidated statement of financial position risk relates to the risk of the Group’s monetary assets and liabilities in foreign currencies acquiring a lower or higher value, when translated into US Dollars, as a result of currency movements.

The Group is exposed to foreign currency fluctuations on its transactions in foreign currencies, mainly in Egyptian Pounds. As the UAE Dirham and Saudi Riyal are pegged to the US Dollar, balances in these currencies are not considered to represent significant currency risk. The Group’s principle foreign currency risk arises from the Egyptian Pounds denominated transactions.

The table below indicates the Group’s foreign currency exposure at December 31 as a result of its monetary assets and liabilities denominated in Egyptian Pounds. The analysis calculates the effect of a reasonable possible movement of the US Dollars rate against Egyptian with all other variables held constant on the consolidated statement of comprehensive income.

Sensitivity analysis

A 5% strengthening / (weakening) of the following currency against USD currency at 31 December would have increased / (decreased) financial instruments by USD equivalent amounts shown below:

	Increase / decrease in USD rate to the	Effect on loss before tax
	Egyptian Pound	USD
2025	+ / - 5%	574,792
2024	+ / - 5%	351,844

Liquidity risk

The Group limits its liquidity risk primarily from the funds generated from operations to settle supplier dues and provide the Group with sufficient funds to enable it to meet its financial obligations as they fall due.

The table below summarises the maturities of the Group’s undiscounted financial liabilities, based on contractual payment dates.

	Contractual cashflows	On demand	Less than 3 months	3 months to 1 year	1 to 5 years	Total
	USD	USD	USD	USD	USD	USD
December 31, 2025
Bank overdrafts	12,097	12,097	-	-	-	12,097
Lease liabilities	173,607	-	-	13,446	100,636	114,082
Trade and other payables	26,543,694	-	12,448,407	14,095,287	-	26,543,694
Amount due to related parties	50,596,800	50,596,800	-	-	-	50,596,800
Total	77,326,198	50,608,897	12,448,407	14,108,733	100,636	77,266,673

December 31, 2024
Bank overdrafts	9,929	9,929	-	-	-	9,929
Lease liabilities	330,847	-	-	25,695	213,218	238,913
Trade and other payables	25,136,329	-	11,950,981	13,185,348	-	25,136,329
Convertible note liability	12,047,667	-	-	-	12,047,667	12,047,667
Amount due to related parties	19,085,131	19,085,131	-	-	-	19,085,131
Total	56,436,296	19,095,060	11,950,981	13,211,043	12,260,885	56,517,969